Related Party Transactions, Founder Shares (Q3) (Details)			1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 27, 2018 shares	Jun. 25, 2018 USD ($) shares	Oct. 31, 2018 shares	Dec. 31, 2018 USD ($)	Sep. 30, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares
Founder Shares [Abstract]
Aggregate purchase price | $		$ 25,000		$ 25,000		$ 0
Stock conversion ratio					1	1
Restricted period to transfer, assign or sell founder shares					1 year	1 year
Number of trading days					20 days	20 days
Number of consecutive trading days					30 days	30 days
Minimum days after business combination					150 days	150 days
Over-Allotment Option [Member]
Founder Shares [Abstract]
Founder shares forfeited (in shares)	236,981
Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Sale price (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Founder shares purchased (in shares)		5,750,000
Aggregate purchase price | $		$ 25,000
Stock conversion ratio		1
Sponsor [Member] | Class B Common Stock [Member] | Messrs. Uren [Member]
Founder Shares [Abstract]
Number of founder shares transferred (in shares)			35,000
Sponsor [Member] | Class B Common Stock [Member] | Messrs. Clark [Member]
Founder Shares [Abstract]
Number of founder shares transferred (in shares)			35,000
Sponsor [Member] | Class B Common Stock [Member] | Messrs. Grant [Member]
Founder Shares [Abstract]
Number of founder shares transferred (in shares)			35,000
Sponsor [Member] | Class B Common Stock [Member] | Messrs. Hunter [Member]
Founder Shares [Abstract]
Number of founder shares transferred (in shares)			100,000
Sponsor [Member] | Class B Common Stock [Member] | Messrs. Beem [Member]
Founder Shares [Abstract]
Number of founder shares transferred (in shares)			100,000
Sponsor [Member] | Class B Common Stock [Member] | Messrs. Patel [Member]
Founder Shares [Abstract]
Number of founder shares transferred (in shares)			100,000